Financial Instruments (Tables)	12 Months Ended
Jul. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Schedule of price risk
$
Financial assets	16,756
Financial liabilities	(493)
Total exposure	16,263

Schedule of aging of trade receivables
	July 31,	July 31,
	2019	2018
	$	$
0–30 days	14,102	262
31– 60 days	1,826	188
61– 90 days	166	91
Over 90 days	3,599	103
Total	19,693	644

Schedule of ECL by aging group
	July 31,	July 31,
	2019	2018
	$	$
0–30 days	3	-
31–60 days	7	-
61–90 days	3	-
Over 90 days	24	94
Total	37	94